EQUITY (FY) (Tables)	12 Months Ended
Dec. 31, 2022
EQUITY.
Schedule of classes of share capital
	Class A Ordinary Shares	Amount in USD	Class B Ordinary Shares	Amount in USD
At January 1, 2021, shares issued and outstanding	—	—	—	—
Share allotment upon Reorganization	10,016,592,322	1,002	—	—
Redesignation of ordinary shares	(5,631,795,619)	(563)	5,631,795,619	563
At December 31, 2021, shares issued and outstanding	4,384,796,703	439	5,631,795,619	563
At December 31, 2022, shares issued and outstanding	4,384,796,703	439	5,631,795,619	563

	Series A Preferred Shares	Amount in USD	Series B Preferred Shares	Amount in USD	Series B+ Preferred Shares	Amount in USD
At January 1, 2021, shares issued and outstanding	—	—	—	—	—	—
Share allotment upon Reorganization	461,033,549	46	870,232,230	87	1,314,267,705	131
At December 31, 2021, shares issued and outstanding	461,033,549	46	870,232,230	87	1,314,267,705	131
At December 31, 2022, shares issued and outstanding	461,033,549	46	870,232,230	87	1,314,267,705	131